Financial Instruments and Risk Management (Revolving Credit Facility) (Details)	Sep. 21, 2017 USD ($)	Mar. 31, 2020 USD ($)
Revolving Credit Facility [Member]
Debt and Financing Obligations [Line Items]
Borrowings		$ 100,000,000.0
Minimum interest coverage ratio	3.0
Maximum net leverage ratio	3.5
Bottom of range [member] | Revolving Credit Facility [Member]
Debt and Financing Obligations [Line Items]
Line of credit facility, maximum borrowing capacity	$ 400,000,000.0
Commitment fee	0.42%
Top of range [member] | Revolving Credit Facility [Member]
Debt and Financing Obligations [Line Items]
Line of credit facility, maximum borrowing capacity	$ 500,000,000.0
LIBOR [Member] | Bottom of range [member] | Revolving Credit Facility - Drawn Amounts [Member]
Debt and Financing Obligations [Line Items]
Borrowings, adjustment to interest rate basis	1.875%